Condensed Consolidating Guarantor Financial Statements Details BS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Parent Company	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Dec. 31, 2010 Parent Company	Dec. 31, 2013 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Dec. 31, 2013 Non-Guarantor Subsidiaries	Dec. 31, 2012 Non-Guarantor Subsidiaries	Dec. 31, 2011 Non-Guarantor Subsidiaries	Dec. 31, 2010 Non-Guarantor Subsidiaries	Dec. 31, 2013 Consolidating Eliminations	Dec. 31, 2012 Consolidating Eliminations	Dec. 31, 2011 Consolidating Eliminations	Dec. 31, 2010 Consolidating Eliminations	Mar. 24, 2014 Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Face amount																					$ 200,000,000
Stated interest rate																					6.75%
Ownership percentage																					100.00%
ASSETS
Cash and cash equivalents	70,643,000	50,285,000	70,296,000	67,240,000	24,674,000	12,145,000	43,468,000	44,001,000	4,240,000	3,885,000	4,928,000	4,360,000	41,729,000	34,255,000	21,900,000	18,879,000	0	0	0	0
Pawn loan fees and service charges receivable	16,689,000	15,158,000			0	0			7,934,000	6,999,000			8,755,000	8,159,000			0	0
Pawn loans	115,234,000	103,181,000			0	0			56,566,000	50,091,000			58,668,000	53,090,000			0	0
Consumer loans, net	1,450,000	1,879,000			0	0			694,000	1,076,000			756,000	803,000			0	0
Inventories	77,793,000	65,345,000	44,412,000		0	0			33,817,000	29,325,000			43,976,000	36,020,000			0	0
Prepaid expenses and other current assets	3,369,000	4,434,000			1,971,000	3,733,000			0	0			1,398,000	1,263,000			0	(562,000)
Deferred tax assets	5,044,000	1,148,000			907,000	1,148,000			0	0			4,137,000	0			0	0
Total current assets	290,222,000	241,430,000			27,552,000	17,026,000			103,251,000	91,376,000			159,419,000	133,590,000			0	(562,000)
Property and equipment, net	108,137,000	93,304,000			4,155,000	3,732,000			47,374,000	38,802,000			56,608,000	50,770,000			0	0
Goodwill, net	251,241,000	166,386,000	69,652,000		0	0			149,470,000	95,368,000			101,771,000	71,018,000			0	0
Other non-current assets	9,373,000	6,572,000			0	0			6,020,000	3,503,000			3,353,000	3,069,000			0	0
Deferred tax assets	0	0			0	0			0	0			6,943,000	3,447,000			(6,943,000)	(3,447,000)
Intercompany receivable	0	0			0	0			0	0			156,794,000	118,494,000			(156,794,000)	(118,494,000)
Investments in subsidiaries	0	0			751,785,000	572,928,000			0	0			0	0			(751,785,000)	(572,928,000)
Total assets	658,973,000	507,692,000			783,492,000	593,686,000			306,115,000	229,049,000			484,888,000	380,388,000			(915,522,000)	(695,431,000)
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of notes payable	3,326,000	3,212,000			3,326,000	3,212,000			0	0			0	0			0	0
Accounts payable and accrued liabilities	38,023,000	27,938,000			13,804,000	7,629,000			6,942,000	5,585,000			17,277,000	14,724,000			0	0
Income taxes payable	7,412,000	0			7,302,000	0			0	0			110,000	562,000			0	(562,000)
Total current liabilities	48,761,000	31,150,000			24,432,000	10,841,000			6,942,000	5,585,000			17,387,000	15,286,000			0	(562,000)
Revolving unsecured credit facility	182,000,000	102,500,000			182,000,000	102,500,000			0	0			0	0			0	0
Notes payable, net of current portion	5,026,000	8,351,000			5,026,000	8,351,000			0	0			0	0			0	0
Deferred income tax liabilities	8,827,000	13,275,000			881,000	1,084,000			10,080,000	8,492,000			4,809,000	7,146,000			(6,943,000)	(3,447,000)
Intercompany payable	0	0			156,794,000	118,494,000			0	0			0	0			(156,794,000)	(118,494,000)
Total liabilities	244,614,000	155,276,000			369,133,000	241,270,000			17,022,000	14,077,000			22,196,000	22,432,000			(163,737,000)	(122,503,000)
Stockholders' equity:
Preferred stock	0	0			0	0			0	0			0	0			0	0
Common stock	394,000	388,000			394,000	388,000			0	0			0	0			0	0
Additional paid-in capital	176,675,000	159,081,000			176,675,000	159,081,000			0	0			0	0			0	0
Retained earnings	497,728,000	413,882,000			490,280,000	407,160,000			289,093,000	214,972,000			470,140,000	364,678,000			(751,785,000)	(572,928,000)
Accumulated other comprehensive income (loss) from cumulative foreign currency translation adjustments	(7,751,000)	(6,940,000)			(303,000)	(218,000)			0	0			(7,448,000)	(6,722,000)			0	0
Common stock held in treasury, at cost	(252,687,000)	(213,995,000)			(252,687,000)	(213,995,000)			0	0			0	0			0	0
Total stockholders' equity	414,359,000	352,416,000			414,359,000	352,416,000			289,093,000	214,972,000			462,692,000	357,956,000			(751,785,000)	(572,928,000)
Total liabilities and stockholders' equity	$ 658,973,000	$ 507,692,000			$ 783,492,000	$ 593,686,000			$ 306,115,000	$ 229,049,000			$ 484,888,000	$ 380,388,000			$ (915,522,000)	$ (695,431,000)